Compensation Plans - Senior Executive Compensation Plan (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares shares	Nov. 30, 2021 USD ($) multiplierAmount tranche $ / shares shares	Nov. 30, 2020 $ / shares shares	Nov. 30, 2019 $ / shares shares
Restricted stock units (RSUs) | Dividend equivalents
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend equivalents declared on restricted stock units (in shares)		445,000	484,000	1,298,000
Grants, weighted average grant date fair value (in dollars per share) | $ / shares		$ 30.03	$ 15.73	$ 18.15
Senior executive compensation plan awards | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, weighted average grant date fair value (in dollars per share) | $ / shares		$ 29.81	$ 15.19	$ 13.63
Restricted shares, vested (in shares)		74,000	187,000	1,237,000
Senior executive compensation plan awards | Restricted stock units (RSUs) | Dividend equivalents
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend equivalents declared on restricted stock units (in shares)		74,000	139,000	602,000
Grants, weighted average grant date fair value (in dollars per share) | $ / shares		$ 29.81	$ 15.82	$ 18.08
2016 Plan | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, vested (in shares)			48,000	635,000
Senior Executives | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued (in shares)	2,506,266
Stock options, exercise price (in dollars per share) | $ / shares	$ 23.75
Dividends subject to cash credit, eligibility period		9 years 6 months
Number of vesting tranches | tranche		3
Common shares reserved issuance (in shares)		5,012,532
Senior Executives | Stock Options and SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation and benefits expense | $		$ 48,600,000
Senior Executives | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends subject to cash credit, multiplier amount | multiplierAmount		2
Dividends subject to cash credit, eligibility period		9 years 6 months
Senior Executives | 2019 Plan and 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement, targeted long-term compensation | $		$ 22,500,000
Performance measurement benchmark, growth rate in TSR		9.00%
Performance measurement benchmark, growth rate in ROTDE		9.00%
Performance measurement benchmark, growth rate in TSR and ROTDE (less than)		6.00%
Additional incentive compensation, percentage		75.00%
Performance measurement benchmark, growth rate in TSR and ROTDE (up to)		12.00%
Senior Executives | 2019 Plan and 2020 Plan | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement, targeted long-term compensation | $		$ 16,000,000
Performance measurement benchmark, growth rate in TSR		9.00%
Senior Executives | 2019 Plan and 2020 Plan | Long-term cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement, targeted long-term compensation | $		$ 6,500,000
Performance measurement benchmark, growth rate in ROTDE		9.00%